Exhibiit 99.1

Benchmark 2021-B27 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2021-B27

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Siebert Williams Shank & Co., LLC

10 June 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. 388 Greenwich Street New York, New York 10013	JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Citigroup Global Markets Inc. 390 Greenwich Street, 5th Floor New York, New York 10013	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Siebert Williams Shank & Co., LLC 100 Wall Street, 18th Floor New York, New York 10005

Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282

Re:	Benchmark 2021-B27 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-B27 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.9) document dated February 2021 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 June 2021

Attachment A Page 1 of 18

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 47 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Citi Real Estate Funding Inc. (“CREFI”), German American Capital Corporation (“GACC”), Goldman Sachs Mortgage Company (“Goldman”) and JPMorgan Chase Bank, National Association (“JP Morgan,” together with CREFI, GACC and Goldman, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in June 2021 (or, in the case of any mortgage loan that has its first due date after June 2021, if any, the date that would have been its due date in June 2021 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 18

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 18

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, CREFI, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that CREFI, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.          Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	First P&I Payment Date,

as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 4 of 18

9. (continued)

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning (Mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 18

11. (continued)

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	First Payment Date,
e.	Maturity Date or Anticipated Repayment Date,
f.	Interest Rate % and
g.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan (the “Cut-off Date Balance ($)”),
ii.	The Cut-off Date of each Underlying Property (the “Allocated Cut-off Date Loan Amount ($)”),
iii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 18

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Payment Date,
d.	Interest Rate %,
e.	Monthly Debt Service (P&I) ($),
f.	Monthly Debt Service (IO) ($) and
g.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.       Scheduled Interest Amount and

b.       Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 18

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein) to recalculate the:
a.	Aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”) and
b.	Aggregate principal balance of the related Companion Loan(s) as of the maturity date of the related Whole Loan (as defined herein) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Pari Passu Companion Loan Balloon Balance (Non-trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related Whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($),” “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics.

Attachment A Page 8 of 18

15.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

16.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service (Non-trust)”) as the product of:
a.	The “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristic.

17.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 18

18.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Unadjusted Cut-off Date LTV Ratio (%),
viii.	Cut-off Date LTV Ratio (%),
ix.	Unadjusted LTV Ratio at Maturity (%),
x.	LTV Ratio at Maturity / ARD (%),
xi.	Underwritten NOI Debt Yield (%),
xii.	Underwritten NCF Debt Yield (%),
xiii.	% of Initial Pool Balance,
xiv.	Annual Debt Service (P&I) ($),
xv.	Annual Debt Service (IO) ($) and
xvi.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to item xiii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through vi. above to two decimal places and the characteristics listed in vii. through xii. above to the nearest 1/10th of one percent.

For the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%),
b.	Underwritten NOI Debt Yield (%) and
c.	Underwritten NCF Debt Yield (%)

characteristics for the Mission Promenade Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Reserve Adjusted Cut-off Date Balance ($)” characteristic, as shown on the Final Data File, to recalculate the characteristics listed above.

Attachment A Page 10 of 18

18. (continued)

For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.       Annual Debt Service (P&I) ($) and

b.       Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.          Underwritten NOI DSCR (x),

ii.         Underwritten NCF DSCR (x),

iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,

v.          Second Most Recent NCF DSCR and

vi.	Most Recent NCF DSCR

characteristics.

With respect to any Interest Only Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.       Annual Debt Service (IO) ($) and

b.       Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),

ii.          Underwritten NCF DSCR (x),

iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,

v.          Second Most Recent NCF DSCR and

vi.	Most Recent NCF DSCR

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Trust Pari Passu Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the:

i.	Unadjusted Cut-off Date LTV Ratio (%),
ii.	Cut-off Date LTV Ratio (%),
iii.	Underwritten NOI Debt Yield (%),
iv.	Underwritten NCF Debt Yield (%) and
v.	Loan Per Unit ($)
characteristics.

Attachment A Page 11 of 18

18. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Maturity/ARD Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Unadjusted LTV Ratio at Maturity (%) and
ii.	LTV Ratio at Maturity / ARD (%)

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

19.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined herein),

we recalculated the aggregate principal balance as of the Cut-off Date of the subordinate companion loan(s) associated with any Mortgage Loan With Subordinate Debt (as defined herein) (the “Subordinate Companion Loan Cut-off Date Balance ($)”) and aggregate principal balance as of the “Maturity Date or Anticipated Repayment Date” of the subordinate companion loan(s) associated with any Mortgage Loan With Subordinate Debt (the “Subordinate Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the subordinate companion loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Subordinate Debt Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related whole loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Secondary Financing Documents on the maturity date or anticipated repayment date.

For any Mortgage Loan that is not a Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” and “Subordinate Debt Balloon Balance” characteristics.

Attachment A Page 12 of 18

20.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Documents and/or
d.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

and the Burlingame Point Mezzanine Amortization Schedule (as defined herein) for the Burlingame Point Mezzanine Loan (as defined herein) related to the Burlingame Point Mortgage Loan (as defined herein), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (as defined herein) (the “Mezzanine Debt Cut-off Date Balance ($)”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” characteristic.

Attachment A Page 13 of 18

21.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	Subordinate Debt Original Balance,
d.	Cut-off Date Balance ($),
e.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),
f.	Subordinate Companion Loan Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	Subordinate Debt Balloon Balance,
j.	Interest Rate %,
k.	Subordinate Companion Loan Interest Rate and
l.	Whole Loan Monthly Debt Service ($),

as shown on the Final Data File, the corresponding interest rates of any Companion Loan(s) associated with any Pari Passu Mortgage Loan, as shown in the applicable Data Source(s), and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance ($),
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate and
v.	Whole Loan Annual Payment

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Annual Payment” as the product of:

a.	The “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

Attachment A Page 14 of 18

22.	Using the:
a.	Whole Loan Cut-off Date Balance ($),
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and

iii.                  Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

23.	Using the:
a.	Original Balance ($),
b.	Whole Loan Original Balance,
c.	Mezzanine Debt Original Balance,
d.	Cut-off Date Balance ($),
e.	Whole Loan Cut-Off Date Balance ($),
f.	Mezzanine Debt Cut-off Date Balance ($),
g.	Interest Rate %,
h.	Whole Loan Interest Rate and
i.	Mezzanine Debt Interest Rate (%),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Debt Cut-off Date Balance ($) and
iii.	Total Loan Interest Rate

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

Attachment A Page 15 of 18

24.	Using the:

a.       Annual Debt Service (P&I) ($),

b.       Annual Debt Service (IO) ($),

c.       Whole Loan Annual Payment and

d.       Mezzanine Debt Annual Payment,

as applicable, as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Loan Annual Payment and
ii.	Total Debt Monthly Debt Service ($)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Debt Monthly Debt Service ($)” as 1/12th of the “Total Loan Annual Payment.”

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. and ii. above.

25.	Using the:
a.	Total Debt Cut-off Date Balance ($),
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.          Total Debt Underwritten NCF DSCR (x),

ii.         Total Debt Underwritten NOI Debt Yield (%) and

iii.         Total Debt Cut-off Date LTV Ratio (%)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

Attachment A Page 16 of 18

26.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Principal’s New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources ($)”) as the sum of the:
a.	Loan Amount ($),
b.	Subordinate Debt ($),
c.	Other Sources ($) and
d.	Principal’s New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

28.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution ($)” as the difference between the:
a.	Total Sources ($) and
b.	Sum of the:
i.	Loan Payoff ($),
ii.	Purchase Price ($),
iii.	Closing Costs ($),
iv.	Reserves ($) and
v.	Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

29.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 18

30.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses ($)”) as the sum of the:
a.	Loan Payoff ($),
b.	Purchase Price ($),
c.	Closing Costs ($),
d.	Reserves ($),
e.	Other Uses ($) and
f.	Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

31.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution ($)” as the difference between the:
a.	Total Uses ($) and
b.	Sum of the:
i.	Loan Amount ($),
ii.	Subordinate Debt ($) and
iii.	Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

32.	Using the:

a.       Number of Units,

b.       Largest Tenant SF,

c.       Second Largest Tenant SF,

d.       Third Largest Tenant SF,

e.       Fourth Largest Tenant SF and

f.       Fifth Largest Tenant SF,

as shown on the Final Data File, we calculated the:

i.       Largest Tenant % of NRA,

ii.       Second Largest Tenant % of NRA,

iii.       Third Largest Tenant % of NRA,

iv.       Fourth Largest Tenant % of NRA and

v.       Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 18 of 18

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

33.	Using the “Allocated Cut-off Date Loan Amount ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s) which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Equus Industrial Portfolio • Alabama Hilton Portfolio	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined herein) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined herein)

• Upper West Side and Brooklyn Heights Portfolio • O’Reilly Auto Parts Portfolio • U-Haul 20 SAC • Union Square Mixed Use Portfolio • Greenpoint Portfolio • El Sueno Portfolio • NJ Flex Portfolio	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• N/A	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable appraisal report Source Document

• N/A	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “As Is Appraised Value ($)” for each respective Underlying Property that is stated in the applicable appraisal report Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 31

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site or Pro Forma Title Policy
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
AL_State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Note 4)	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Underwriter’s Summary Report
Detailed Property Type	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Underwriter’s Summary Report
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report or Tenant Information Summary
Number of Units	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report or Tenant Information Summary
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Tenant Information Summary
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Tenant Information Summary
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A Page 2 of 31

Property Information: (continued)

Characteristic	Source Document(s)

Leased Occupancy (%)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel, Appraisal Report or Tenant Information Summary
Occupancy Date (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or Tenant Information Summary
Rent Steps Date (see Note 1)	Underwritten Rent Roll or Tenant Information Summary
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
As Is Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
As Is Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 8)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 10)	Environmental Insurance Certificate
Seismic Report Date (see Note 11)	Seismic Report
PML or SEL (%) (see Note 11)	Seismic Report
Earthquake Insurance Required (see Note 11)	Seismic Report
Blanket Insurance Policy (Yes/No) (see Note 10)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Tenant Information Summary
Flood Zone (see Note 12)	Flood Determination Document, Insurance Review Document or Engineering Report

Exhibit 2 to Attachment A Page 3 of 31

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Master Lease
Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Tenant Information Summary
Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Master Lease
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant (see Note 1)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant SF (see Note 1)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration Date (see Notes 1 and 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 31

Underwriting Information: (see Notes 15 and 35)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Fourth Most Recent EGI	Underwriter’s Summary Report
Fourth Most Recent Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NCF	Underwriter’s Summary Report
Fourth Most Recent ADR (see Note 16)	Underwriter’s Summary Report
Fourth Most Recent RevPAR (see Note 16)	Underwriter’s Summary Report
Fourth Most Recent Hotel Occupancy (see Note 16)	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Third Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Second Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 31

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NCF ($)	Underwriter’s Summary Report
Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Underwritten EGI ($) (see Note 36)	Underwriter’s Summary Report
Underwritten Expenses ($) (see Note 36)	Underwriter’s Summary Report
Underwritten Net Operating Income ($) (see Note 36)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($) (see Note 36)	Underwriter’s Summary Report
Underwritten Other Reserve (see Note 36)	Underwriter’s Summary Report
Underwritten TI / LC ($) (see Note 36)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($) (see Note 36)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%) (see Notes 1 and 36)	Underwriter’s Summary Report
Underwritten ADR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 31

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement / FF&E Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 1)	Loan Agreement, Closing Statement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Monthly Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Debt Service Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement, Tax Escrow Analysis File or Servicing Tape
Monthly Insurance Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Monthly Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Upfront Replacement / PIP Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Holdback/ Earnout Amount ($) (see Note 1)	Loan Agreement, Closing Statement or Loan Modification Agreement
Holdback/ Earnout Description (see Note 1)	Loan Agreement, Closing Statement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 31

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Loan Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
AL_Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (IO) ($) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (P&I) ($) (see Notes 17 and 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date or Anticipated Repayment Date (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

ARD Loan (Yes / No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Default (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Sale	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Non-Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Last IO Due Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 22)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Notes 1 and 22)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A Page 9 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Notes 23 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 23 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Period (see Notes 23, 24 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 23, 24 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 23, 24 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 23, 24 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 23 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 23 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 23 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 23 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Notes 23 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period (Payments) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 10 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Release Provisions (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement or Loan Modification Agreement
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Ground Lease Abstract
Ground Lease Expiration Date (see Note 1)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Annual Ground Lease Payment as of the Cut-off Date ($) (see Note 34)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Annual Ground Rent Increases (Y/N)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Ground Lease Expiration Date after all Extensions (see Note 1)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Cross-Collateralized (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Letter of Credit Balance	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Subordinate Debt Original Balance (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Interest Rate (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A Page 11 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Subordinate Debt Maturity Date (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Annual Payment (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Whole Loan Monthly Debt Service ($) (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Name of Mezzanine Lender (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (%) (see Note 30)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 30)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 30)	Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Balance (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Type (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Additional Debt Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Loan Purpose (see Note 1)	Closing Statement, Purchase and Sale Agreement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement, Loan Agreement or Management Agreement
Franchise Agreement Expiration (see Note 1)	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement, Loan Agreement or Management Agreement
Prior Securitizations (see Note 32)	Bloomberg Screenshot or Trepp Screenshot

Sources Information: (see Note 33)

Characteristic	Source Document(s)

Loan Amount ($)	Closing Statement or Loan Agreement
Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources ($)	Closing Statement or Loan Agreement

Exhibit 2 to Attachment A Page 12 of 31

Uses Information: (see Note 33)

Characteristic	Source Document(s)

Loan Payoff ($)	Closing Statement or Payoff Letter
Purchase Price ($)	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs ($)	Closing Statement
Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses ($)	Closing Statement

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Chase Tower	NAP	Rent Steps Date	9/1/2022

Equus Industrial Portfolio	250 Hembree Park Drive	Fifth Largest Tenant	Emser Tile
		Fifth Largest Tenant SF	8,136
		Fifth Largest Tenant Lease Expiration Date	1/31/2022

U-Haul 20 SAC	NAP	Underwritten Economic Occupancy (%)	90.9%
	U-Haul At Route 37	Underwritten Economic Occupancy (%)	96.8%
	U-Haul of Bend	Underwritten Economic Occupancy (%)	96.8%
	U-Haul of Lemon Grove	Underwritten Economic Occupancy (%)	91.2%
	U-Haul At Main & Lindsay	Underwritten Economic Occupancy (%)	95.7%
	U-Haul At San Pedro	Underwritten Economic Occupancy (%)	94.1%
	U-Haul At Peters St	Underwritten Economic Occupancy (%)	89.6%
	U-Haul At Airline Blvd	Underwritten Economic Occupancy (%)	93.8%
	U-Haul Of Arlington	Underwritten Economic Occupancy (%)	81.4%

Exhibit 2 to Attachment A Page 13 of 31

Notes: (continued)

1. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Mission Promenade	NAP	Holdback / Earnout ($)	750,000

		Holdback / Earnout Description	The Loan includes a $750,000 holdback, which includes (a) $546,108 for an Earnout and (b) $203,892 for COVID Debt Service Reserve equal to 6-months of IO debt service payments, each of which will be released after 12 months once the Property achieves (i) a Debt Yield in excess of 10.85% off the fully funded Loan amount, (ii) 92.0% occupancy, and (iii) no COVID shutdowns are in place in the municipality where the Property is located.
		Monthly TI/LC Reserve ($)	3,773

DoubleTree Spokane	NAP	Cash Management	Springing

iPark 84 Innovation Center	NAP	Ground Lease Expiration Date	8/31/2116
		Ground Lease Expiration Date after all extensions	8/31/2116

Palmetto Self Storage	NAP	Loan Purpose	Recapitalization

Residence Inn Florence	NAP	Franchise Agreement Expiration	4/27/2029

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A Page 14 of 31

Notes: (continued)

4.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged properties described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	58-60 West 14th Street,
b.	18 East 14th Street,
c.	Mission Promenade,
d.	654 Broadway,
e.	Truax Office and
f.	20 East 14th Street,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A Page 15 of 31

Notes: (continued)

6.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” (except for any mortgaged property contributed by Goldman (each, a “Goldman Single Tenant Property”)), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For any Goldman Single Tenant Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first day of the month in which the Cut-off Date for the related Mortgage Loan occurs for the “Occupancy Date” characteristic.

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

For the purpose of comparing the “Appraised Value ($)” and “As Is Appraised Value ($)”

characteristics for the Underlying Property identified on the Combined Data File as “Sunland” (the “Sunland Property”) securing the Mortgage Loan identified on the Combined Data File as “El Sueno Portfolio” (the “El Sueno Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show the sum of the “As Is - Sunland” and “As Is – Sunland Expansion” valuations, as shown in the applicable Source Document(s).

For the purpose of comparing the “Appraised Value ($) and “As Is Appraised Value ($)” characteristics for the Underlying Properties identified on the Combined Data File as “18 East 14th Street,” “20 East 14th Street” and “17 East 13th Street” securing the Mortgage Loan identified on the Combined Data File as "Union Square Mixed Use Portfolio" (the "Union Square Mixed Use Portfolio Mortgage Loan"), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to allocate the "Market Value As-Is" valuation, as shown in the applicable Source Document, pro-rata to the respective Underlying Properties using the “Allocated Cut-off Date Loan Amount ($)” allocations for the Underlying Properties, as shown on the Combined Data File.

8.	For the purpose of comparing the “Environmental Phase II” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a phase II environmental report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Environmental Phase II” characteristic on the Combined Data File is “No” and there is not a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 16 of 31

Notes: (continued)

10.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is an environmental insurance certificate Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

For the purpose of comparing the “Environmental Insurance Required (Y/N)” and “Blanket Insurance Policy (Yes/No)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in the preceding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

12.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

Exhibit 2 to Attachment A Page 17 of 31

Notes: (continued)

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month in which the Cut-off Date occurs for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

16.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the indicated characteristics.

Exhibit 2 to Attachment A Page 18 of 31

Notes: (continued)

17.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Debt Original Balance” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loans with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Burlingame Point	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$84,000,000 $296,000,000 $240,000,000	Client Provided Schedule

Equus Industrial Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$68,109,030 $164,903,870 $154,000,000	Client Provided Schedule

375 Pearl St.	Mortgage Loan Companion Loan(s)	$66,000,000 $154,000,000	Promissory Notes

Colonnade Corporate Center	Mortgage Loan Companion Loan(s)	$60,000,000 $23,000,000	Promissory Notes

Amazon Seattle	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$51,900,000 $183,000,000 $155,100,000	Promissory Notes

4500 Academy Road Distribution Center	Mortgage Loan Companion Loan(s)	$50,000,000 $22,000,000	Loan Modification Agreement

iPark 84 Innovation Center	Mortgage Loan Companion Loan(s)	$28,000,000 $60,000,000	Loan Modification Agreement

1985 Marcus	Mortgage Loan Companion Loan(s)	$18,500,000 $37,000,000	Client Provided Schedule

Alabama Hilton Portfolio	Mortgage Loan Companion Loan(s)	$17,000,000 $12,000,000	Promissory Notes

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

Exhibit 2 to Attachment A Page 19 of 31

Notes: (continued)

17. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The sum of:

i.       The “Original Balance ($),” as shown on the Combined Data File, and

ii.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A Page 20 of 31

Notes: (continued)

17. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

18.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

Exhibit 2 to Attachment A Page 21 of 31

Notes: (continued)

18. (continued)

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

19.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

20.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 22 of 31

Notes: (continued)

21.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in the table below (each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Mortgage Loan

Colonnade Corporate Center U-Haul 20 SAC Chase Tower Truax Office DoubleTree Spokane University Blvd MOB

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

Exhibit 2 to Attachment A Page 23 of 31

Notes: (continued)

21. (continued)

For the purpose of comparing the “Last IO Due Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “Maturity Date or Anticipated Repayment Date,” as shown on the Combined Data File, for any Interest Only Loan,
b.	Use the last “Payment Due Date” prior to the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan,
c.	Use “<blank>” for any Amortizing Loan that is not an Additional Interest Period Loan and
d.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is also an Additional Interest Period Loan.

22.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

23.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events, permitted outparcel releases due to transfers or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 31

Notes: (continued)

24.	For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined terms:

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

25.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A Page 25 of 31

Notes: (continued)

26.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Period,” “Lockout Expiration Date” and “Prepayment Lock Out End Date” characteristics.

27.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 31

Notes: (continued)

28.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the open period.

29.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A Page 27 of 31

Notes: (continued)

30.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	Subordinate Debt Maturity Date,
d.	Subordinate Debt Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate (%),
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt / Preferred Equity Balance and
k.	Other Subordinate Debt / Preferred Equity Type

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, C-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt, or in the case of:
(1)	The mezzanine loan (the “Burlingame Point Mezzanine Loan”) related to the Mortgage Loan identified on the Combined Data File as “Burlingame Point” (the “Burlingame Point Mortgage Loan”), the amortization schedule in the related mezzanine loan agreement Secondary Financing Document (the “Burlingame Point Mezzanine Amortization Schedule”) and
(2)	Any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule, that describes the existence of additional debt.

Exhibit 2 to Attachment A Page 28 of 31

Notes: (continued)

30. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), Burlingame Point Mezzanine Amortization Schedule, and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For any Mortgage Loan on the Combined Data File with the “Mezzanine Debt Original Balance” characteristic value greater than zero (each, a “Mortgage Loan With Existing Mezzanine Debt”) (except for the Burlingame Point Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Source Document(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for any Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate (%),” as shown on the Combined Data File,

      and

c.	365/360.

For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for the Burlingame Point Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the expiration of the “Original Interest-Only Period (Mos.)” for the Burlingame Point Mezzanine Loan, as shown on the Burlingame Point Mezzanine Amortization Schedule.

Exhibit 2 to Attachment A Page 29 of 31

Notes: (continued)

30. (continued)

For any Mortgage Loan on the Combined Data File with the “Subordinate Debt Original Balance” characteristic value greater than zero (each, a “Mortgage Loan With Subordinate Debt”), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the subordinate debt associated with any Mortgage Loan With Subordinate Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Subordinate Debt Annual Payment” characteristic for any Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Subordinate Debt Annual Payment” as the product of:

a.	The “Subordinate Debt Original Balance,” as shown on the Combined Data File,
b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the:

a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	Subordinate Debt Maturity Date and
d.	Subordinate Debt Annual Payment

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all related subordinate companion loans.

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value on the Combined Data File for each of the characteristics listed in a. through i. of the first paragraph of this Note and to use “<blank>” as the value on the Combined Data File for each of the characteristics listed in j. through k. of the first paragraph of this Note.

Exhibit 2 to Attachment A Page 30 of 31

Notes: (continued)

31.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.       The “Whole Loan Original Balance,” as shown on the Combined Data File,

b.       The “Whole Loan Interest Rate,” as shown on the Combined Data File, and

c.       365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

32.	For the purpose of comparing the “Prior Securitizations” characteristic for any Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

Exhibit 2 to Attachment A Page 31 of 31

Notes: (continued)

33.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”).

34.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date, as shown in the applicable Source Document(s), if the applicable Source Document(s) do not show an annual ground lease payment.

35.	For the purpose of comparing the “Underwriting Information” characteristics for the Sunland Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the cash flows titled “Sunland” and “Sunland Expansion,” as shown in the applicable Source Document(s).

36.	For the purpose of comparing the indicated characteristics for the Mortgage Loan identified on the Combined Data File as “Mission Promenade” (the “Mission Promenade Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the cash flows titled “ASR U/W (Day 1 Funded),” as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Sponsor
Control Number
Loan ID Number
Loan / Property Flag
# of Properties
Administrative Fee Rate %
Appraised Value Type
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Reserve Adjusted Cut-off Date Balance ($)
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Pari Passu Companion Loan Original Balance (Non-trust)
Asset Type Number
Group ID
Year Built Number
Year Last Renovated
Property Located Within a Qualified Opportunity Zone (Y/N)
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Physical Occupancy Percentage
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Revenue Amount
Most Recent Net Operating Income Amount
Most Recent Net Cash Flow Amount
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
AL_Units, Pads, Rooms
AL_Occupancy (%)
AL_Maturity Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.